Consolidated Statements of Shareholders' Equity - CAD ($) $ in Millions	Total	Share Capital [Member]	Paid in Surplus [Member]	Retained Earnings [Member]	AOCI [Member] [1]
Beginning balance at Dec. 31, 2017	$ 19,981	$ 11,040	$ 4,361	$ 3,937	$ 643
Net Earnings (Loss)	(2,669)			(2,669)
Other Comprehensive Income (Loss)	395				395
Comprehensive Income (Loss)	(2,274)			(2,669)	395
Stock-Based Compensation Expense	6		6
Dividends on Common Shares	(245)			(245)
Ending balance at Dec. 31, 2018	17,468	11,040	4,367	1,023	1,038
Net Earnings (Loss)	2,194			2,194
Other Comprehensive Income (Loss)	(211)				(211)
Comprehensive Income (Loss)	1,983			2,194	(211)
Stock-Based Compensation Expense	10		10
Dividends on Common Shares	(260)			(260)
Ending balance at Dec. 31, 2019	19,201	11,040	4,377	2,957	827
Net Earnings (Loss)	(2,379)			(2,379)
Other Comprehensive Income (Loss)	(52)				(52)
Comprehensive Income (Loss)	(2,431)			(2,379)	(52)
Stock-Based Compensation Expense	14		14
Dividends on Common Shares	(77)			(77)
Ending balance at Dec. 31, 2020	$ 16,707	$ 11,040	$ 4,391	$ 501	$ 775

[1]	Accumulated other comprehensive income (loss) (“AOCI”).